Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 - SUBSEQUENT EVENTS

A.	Israel Railways

1)	Following the Railways MOU with Israel Railways as detailed in Note 6B. above on January 31, 2023 the Company signed an agreement with Israel Railways to purchase ten (10) Rail Vision Main Line Systems and related services for a total amount of approximately $1.4 million.

2)	Regarding the exercise of Israel Railways options subsequent to December 31, 2022, see Note 8D(1) above.

B.	On January 19, 2023, the Company announced the appointment of an existing director, Mark Cleobury, as Chairman of the Board. Mr. Cleobury succeeds Shmuel Donnerstein who served as the Company’s Chairman since 2020. Donnerstein will continue to serve Rail Vision as a Board member.

C.	On February 16, 2023, a leading US-based rail and leasing services company purchased a Switch Yard System for $140,000 with support, to evaluate its performance during a six-month trial. The Company’s new customer offers a suite of rail-centric services including in-plant rail switching and material handling services.